Investment Strategy - Vulcan Value Partners ETF	Nov. 06, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve long-term capital appreciation by purchasing securities primarily in publicly traded large-cap companies that Vulcan Value Partners, LLC (“Vulcan” or the “Adviser”), the Fund’s investment adviser, believes to be both undervalued and possessing a quality that gives a company a non-temporary advantage over their peers (or a “Sustainable Competitive Advantage”). The Fund considers large-cap companies to be those companies whose market capitalization at the time of initial purchase is within the market capitalization range of companies in the S&P 500® Index during the most recent 12-month period. As of October 31, 2026, this range was approximately $5.7 billion to $5 trillion; however, this capitalization range is expected to change over time. An example of a Sustainable Competitive Advantage includes, among others, companies with strong operational scale, pricing power, and brand loyalty operating in an industry with high switching costs.

The Adviser seeks to purchase publicly traded companies at significant discounts to intrinsic worth. The portfolio managers typically use a discounted cash flow analysis to determine intrinsic worth. The Adviser seeks to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, Sustainable Competitive Advantages that allow a company to outcompete peers to maximize returns and to minimize risk. Identifiable, Sustainable Competitive Advantages may include factors such as switching costs, brand recognition, and scalability, among others. The Adviser generally defines risk as the probability of permanently losing capital over a five-year period. Permanent loss of capital could occur if the Adviser has to sell a company at a loss because its estimated intrinsic value falls below the market price resulting in the loss of a margin of safety. The Adviser generally sells stocks when they approach or exceed their intrinsic worth as determined by the portfolio managers. The Adviser seeks to determine business or intrinsic value through disciplined financial analysis. Typically, the intrinsic value analysis includes a discounted cash flow analysis based on individual company financial statements and guidance, internal estimates of future growth in earnings and profitability, and qualitative research. The amount a company utilizes leverage is an important consideration in the stock selection analysis because leverage increases a company’s risk and potential for return. The Adviser believes that good businesses can enhance their returns to equity investors with an efficient capital structure and prudent leverage, but it generally views leveraged businesses with skepticism. The Adviser believes that equities purchased at prices substantially less than their intrinsic worth generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company’s economic value. To minimize business ownership risk, the Adviser evaluates business risks, assesses key management employee’s business impact and scrutinizes competitive market strengths and weaknesses in the assessment of long-term investment qualifications. The Adviser seeks to limit Fund investments to businesses that are run by ethical, capable, stockholder-oriented management teams that also are good operators and, very importantly, understand the importance of capital allocation.

Generally, subject to price, any publicly traded company with profitable economics would be a potential investment for this Fund. A core position in the Fund is generally approximately 5% of the Fund’s portfolio, so that theoretically the Fund would hold about 20 companies, spread across various industries. Because it is rare that the Adviser would find exactly 20 companies meeting the Fund’s investment guidelines, allocations will vary with the price to value ratio of specific companies. The Adviser may invest in positions as small as 1% when price to value ratios are higher. The Adviser generally will not invest in any business that is trading above its estimate of a business’s fair value. The Adviser will typically sell a position when the position’s market price exceeds its calculated estimate of intrinsic value. The Adviser may invest up to 30% of the Fund’s net assets in publicly traded foreign securities, which may consist in whole or in part of securities of issuers in emerging markets. The Fund may be subject to currency risk when the Adviser invests in securities denominated in, or which receive revenues in, non-U.S. currencies. The Adviser will ensure that no issuer’s securities will constitute more than 10% of the Fund’s assets at the time of purchase. In addition, the Adviser will be allowed to invest up to, but no more than, an aggregate of 40% of the Fund’s assets in positions where the investment in the securities of an issuer exceeds 5% of the Fund’s assets. If the investments meeting the Fund’s criteria are not available, the Adviser may invest the Fund’s assets temporarily in obligations of the U.S. government and its agencies, or in other money market instruments.

The Fund is non-diversified, which means it may invest a greater percentage of its assets in fewer issuers than a diversified fund.